Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Adoption of ASU [Member]	Common Class A [Member]	Common Class B [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Adoption of ASU [Member]	Common Stock [Member]
Beginning balance at Sep. 30, 2017	$ 456,373				$ 605,694		$ (149,321)
Beginning balance (in shares) at Sep. 30, 2017									108,162,741
Net income (loss)	6,745						6,745
Member capital contributions	40,000				40,000
Non-cash equity contribution	2,475				2,475
Member capital redemption	(2,694)				(2,694)
Stock-based compensation	2,654				2,654
Ending balance at Sep. 30, 2018	505,553		$ 75	$ 33	648,021	$ 648,129	(142,576)
Ending balance (in shares) at Sep. 30, 2018			75,093,778	33,068,963					108,162,741
Adoption of Accounting Standard Update (ASU) | ASU 2014-09 [Member]		$ 194						$ 194
Net income (loss)	(19,276)						(19,276)
Member capital contributions	1,311				1,311
Member capital redemption	(26)				(26)
Stock-based compensation	2,599				2,599
Ending balance at Jun. 30, 2019	490,355		$ 75	$ 33	651,905		(161,658)
Ending balance (in shares) at Jun. 30, 2019			75,093,778	33,068,963
Beginning balance at Sep. 30, 2018	505,553		$ 75	$ 33	648,021	648,129	(142,576)
Beginning balance (in shares) at Sep. 30, 2018			75,093,778	33,068,963					108,162,741
Adoption of Accounting Standard Update (ASU) | ASU 2014-09 [Member]		194						194
Net income (loss)	(20,196)						(20,196)
Member capital contributions	1,311				1,311
Member capital redemption	(101)				(101)
Stock-based compensation	3,262				3,262
Ending balance at Sep. 30, 2019	490,023		$ 75	$ 33	652,493	$ 652,601	(162,578)
Ending balance (in shares) at Sep. 30, 2019			75,093,778	33,068,963					108,162,741
Member contributions prior to initial public offering	1,500				1,500
Member redemptions prior to initial public offering	(3,553)				(3,553)
Conversion of profits interests into common shares			$ 9		(9)
Conversion of profits interests into common shares (in shares)			8,235,299
Net proceeds from initial public offering	819,411		$ 38		819,373
Net proceeds from initial public offering (in shares)			38,237,500
Adoption of Accounting Standard Update (ASU) | ASU 2016-16 [Member]		$ 1,336						$ 1,336
Net income (loss)	(57,874)						(57,874)
Stock-based compensation	18,670				18,670
Ending balance at Jun. 30, 2020	$ 1,269,513		$ 122	$ 33	$ 1,488,474		$ (219,116)
Ending balance (in shares) at Jun. 30, 2020			121,566,577	33,068,963